Consolidated Statement Of Cash Flows (10-K) (10-K Filling [Member], USD $)	9 Months Ended	12 Months Ended	21 Months Ended
	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 1,196,000	$ 3,726,000	$ 4,922,000
Changes in assets and liabilities:
Related party payable, net	1,440,000	(440,000)	1,000,000
Accrued expense	300,000		300,000
Income taxes payable	731,000	472,000	1,203,000
Net cash from operating activities	3,667,000	3,758,000	7,425,000
Cash flows from financing activities:
Proceeds from repayment of short-term notes	985,000,000	200,000,000	1,185,000,000
Issuance of short-term notes	(985,000,000)	(200,000,000)	(1,185,000,000)
Proceeds from subscriptions		1,130,000,000	1,130,000,000
Proceeds from subscrptions		(1,130,000,000)	(1,130,000,000)
Proceeds from issuance of limited partnership units	2,000,000		2,000,000
Proceeds from issuance of common stock	200,000,000		200,000,000
Net cash provided by financing activities	202,000,000		202,000,000
Net change in cash and cash equivalents	205,667,000	3,758,000	209,425,000
Cash and cash equivalents, beginning of period		205,667,000
Cash and cash equivalents, end of the period	$ 205,667,000	$ 209,425,000	$ 209,425,000